Restricted deposit	9 Months Ended
Dec. 31, 2023
Restricted Deposit [Abstract]
Restricted deposit [Text Block]

9. Restricted deposit

On June 23, 2023 the Company agreed to pledge a $400,000 term deposit as security for an irrevocable standby letter of credit issued by the commercial bank to an insurance company that is providing the Company with a surety bond to support the Company's importation of goods to the United States. The term deposit has a term of one year and earns interest at a fixed rate of 4.9%. The surety bond was issued on June 28, 2023, has a term of one year and is automatically renewable for successive one-year terms unless cancelled by the bank with 45 days' notice or cancelled by the surety bond provider. The Company expects that the restricted deposit will be held as security for the standby letter of credit for a period of greater than one year.